Loan from Related Parties (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 18, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 07, 2019	Jul. 31, 2018
Outstanding balance			$ 72,612
Berkman
Agreement terms	Pursuant to the January 18, 2017 Acquisition, Mr. Berkman, previous owner of NGDx and debt holder, agreed, under certain conditions to transfer the remaining 49% of the NGDx equity to the Company for a consideration of $1.00. On December 1, 2018, the Company and Mr. Berkman entered into an Agreement, Assignment and Release, pursuant to which Mr. Berkman transferred the remaining NGDx equity interests to the Company, waiving and releasing any conditions to such transfer. NGDx is now a wholly owned subsidiary of the Company. In addition to the assignment of the NGDx interests, Mr. Berkman released these loans in exchange for shares of the Company’s common stock valued at the aggregate of such amount using the closing price for the common stock on November 30, 2018. The closing price was $18.99, resulting in 32,881 shares issuable to Mr. Berkman. This transaction resulted in Mr. Berkman’s advances of $624,404 plus the loan and call option which resulted in additional paid in capital of $13,431,705 which was reclassified to the Company’s stockholders’ equity as an extinguishment of debt for $14,056,109.
Hema Diagnostic Systems, LLC
Interest rate					0.75%
Outstanding balance					$ 13,239,837
Accrued interest					$ 191,869
Regentys
Outstanding balance		$ 19,700	19,700
Loans payable to related parties				$ 16,505
Repayment of loan		3,305
Proceeds from Loans		$ 6,500
Pantheon [Member]
Accounts receivable			$ 52,912